Significant accounting policies and judgements (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) tranche $ / shares	Dec. 31, 2023 USD ($)
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure Of List Of Accounting Policies [Line Items]
Earn-out rights		$ 155,402
Binomial Lattice Option Pricing Model
Disclosure Of List Of Accounting Policies [Line Items]
Time-steps, share options granted	1,000
Monte Carlo
Disclosure Of List Of Accounting Policies [Line Items]
Earnout payment term	3 years 5 months 23 days
Number of earn-out tranches | tranche	5
Monte Carlo | Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure Of List Of Accounting Policies [Line Items]
Earn-out rights	$ 15,764
Class C-2 American Depositary Shares
Disclosure Of List Of Accounting Policies [Line Items]
Fair value of shares issued	$ 630	$ 1,080
Stock price per share | $ / shares	$ 0.79
Fair value measurement input implied volatility	2.25
Fair value measurement input risk free rate	0.0447
Dividend yield, share options granted	0
Class C-2 American Depositary Shares | Monte Carlo
Disclosure Of List Of Accounting Policies [Line Items]
Fair value measurement input implied volatility	0.80
Fair value measurement input risk free rate	0.0443